Consolidated Statements Of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010
Cash flows from (used in) operating activities:
Net loss	$ 660,501	$ (7,460,372)	$ (15,653,041)	$ (48,210,544)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation	33,050	19,656	102,976	273,870
Amortization	95,948	114,698	458,790	318,395
Impairment of intangibles				94,133
Impairment of goodwill				300,437
Share-based compensation	127,884	10,848,592	16,306,738	482,313
Accretion of debt discounts	681,547	406,873	1,926,550	6,186,111
Accretion of royalty liability				617,690
Accretion of capitalized finance costs	29,544	764,484	967,338	1,149,773
Derivative (gain) loss	(417,975)	4,073,380	(1,058,012)	28,783,951
Gain on the conversion of debt		(24,902)
Gain on the sale of assets, discontinued operations	(3,998,105)
Change in fair market value adjustment of convertible debentures (charged to interest expense)				2,955,701
Issuance of common stock warrants for finance costs		1,247,582	1,247,582
Issuance of common stock shares for services		40,500	40,500
Issuance of common stock shares for interest expense	89,427	313,407	434,415
Gain on settlement			(827,196)	(342,001)
Proceeds from settlement				2,500,000
Increase (decrease) in cash resulting from changes in:
Accounts receivable	93,629	147,664	(35,144)	125,193
Inventories	(66,903)	(12,261)	(114,912)	92,200
Unbilled receivables	(301,859)	(25,843)	105,616	1,352,566
Prepaid expenses and other current assets	(129,689)	(771,700)	6,874	140,843
Other assets	13,172	178,889	(483,541)	74,857
Assets from discontinued operations	436,956	(111,141)	(178,213)
Accounts payable	270,310	521,959	480,176	(741,308)
Accrued expenses	1,123,845	135,005	3,157,337	5,960,395
Unearned revenues	384,828			(691,859)
Customer deposits	30,655	(26,703)	(8,619)	(73,944)
Other liabilities	68,353
Liabilities from discontinued operations	(350,879)	19,246	65,782
Net cash flows from operating activities before reorganization items	(1,125,761)	10,399,013	6,941,996	1,348,772
Reorganization items:
Gain on reorganization plan	(221,581)	(11,375,530)	(12,732,454)	(59,188)
(Decrease) increase in accrued professional fees		(325,333)	(325,333)	352,000
Change in provision for indemnity agreements				(2,061,818)
Total reorganization	(221,581)	(11,700,863)	(13,057,787)	(1,769,006)
Net cash used in operating activities	(1,347,342)	(1,301,850)	(6,115,791)	(420,234)
Cash flows from (used in) investing activities:
Acquisition of furniture, equipment, and leasehold improvements	(97,504)	(98,403)	(789,065)	(72,133)
Proceeds from the sale of assets	4,000,000
Net cash used in investing activities	3,902,496	(98,403)	(789,065)	(72,133)
Cash flows from financing activities:
Proceeds from long-term notes		7,000,000	7,353,000
Proceeds (payments) made to related party	1,000,000	250,000	(30,459)	125,469
Proceeds from exercise of employee stock options		6,000	6,000
Payment of long-term debt	(3,666,490)	(1,466,703)	(1,718,596)
Payment of financing costs		(1,177,634)	(1,059,587)	(40,000)
Payment on related party notes			(33,414)
Proceeds from related party notes	(12,172)	(5,466)	2,250,000	640,000
Net cash flows from financing activities	(2,678,662)	4,606,197	6,766,944	725,469
Net change in cash and cash equivalents	(123,508)	3,205,944	(137,912)	233,102
Cash and cash equivalents at beginning of period	420,540	558,452	558,452	325,350
Cash and cash equivalents at end of period	297,032	3,764,396	420,540	558,452
Supplemental cash flow information:
Interest			209,000	203,000
Supplemental disclosure of non-cash financing activity:
Cumulative effect of change in accounting principle				2,906,785
Biovest shares issued in settlement agreement				400,000
Biovest warrants issued			1,247,582
Accentia warrants issued			696,049
Reclassification of derivative to equity		35,093,356	35,457,696
Reclassification of beneficial conversion feature, Accentia	294,117		598,069
Reclassification of beneficial conversion feature, Biovest		2,138,789	2,138,789
Accentia shares issued on the Effective Date upon the conversion of debt		12,573,463	13,709,018
Accentia shares issued for services		40,500
Accentia shares issued upon the conversion of promissory notes	848,987	75,908	2,655,145
Accentia shares issued upon the resolution of disputed claims			420,641
Accentia shares issued for interest to related party			18,333
Biovest shares issued on effective date upon the conversion of debt		6,631,156	6,631,156
Biovest shares issued upon the conversion of exit financing		60,195
Biovest shares issued pursuant to reorganization plan	26,813
Biovest shares issued upon the conversion of debt	271,606	12,573,463	1,383,724
Biovest shares issued for interest	24,220		459,169
Accentia owned Biovest shares tendered in payment of Accentia debt	$ 324,941		$ 932,941